LEASES - Components of Lease Expense (Details) $ in Millions	12 Months Ended
Feb. 29, 2020 USD ($)
Leases [Abstract]
Operating lease cost	$ 1,011.6
Finance lease cost
Amortization of lease assets	90.4
Interest on lease liabilities	79.8
Variable lease cost	402.9
Sublease income	(111.8)
Total lease cost, net	$ 1,472.9